Intangible assets - Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Recoverable amount and carrying amount
Prior year budget period		1 year
Current year budget extension period	2 years
Prior year budget extension period		4 years
Percentage variation increase (decrease) applied to terminal growth rate assumption	50.00%
Carrying amount of goodwill	$ 1,970	$ 2,201
Metal Europe
Recoverable amount and carrying amount
Carrying amount of goodwill	305	320
Excess of recoverable amount	$ 1,672	$ 3,104
Pre‑tax discount rate applied	7.60%	7.30%
Growth rate for terminal value	1.50%	1.50%
Metal Americas
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 29	$ 29
Excess of recoverable amount	$ 299	$ 451
Pre‑tax discount rate applied	9.70%	8.30%
Growth rate for terminal value	1.50%	1.50%
Beverage Europe
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 577	$ 604
Excess of recoverable amount	$ 1,673	$ 1,650
Pre‑tax discount rate applied	6.70%	7.40%
Growth rate for terminal value	1.50%	1.50%
Beverage Americas
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 437	$ 437
Excess of recoverable amount	$ 1,085	$ 786
Pre‑tax discount rate applied	9.60%	9.60%
Growth rate for terminal value	1.50%	1.50%
Glass Packaging Europe
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 62	$ 65
Excess of recoverable amount	$ 2,222	$ 2,907
Pre‑tax discount rate applied	8.50%	8.20%
Growth rate for terminal value	1.50%	1.50%
Glass Packaging North America
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 560	$ 746
Excess of recoverable amount		$ 859
Pre‑tax discount rate applied		9.10%
Growth rate for terminal value		1.50%